Putnam VT Income Fund
The fund's portfolio
9/30/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (82.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.1%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$1,177,496	$1,286,922
4.70%, with due dates from 5/20/67 to 8/20/67	298,815	347,676
4.616%, 6/20/67	92,989	107,396
4.511%, 3/20/67	103,480	119,052
4.50%, TBA, 10/1/50	1,000,000	1,071,328
4.50%, 5/20/48	229,442	253,469
4.00%, TBA, 10/1/50	4,000,000	4,250,625
4.00%, with due dates from 2/20/48 to 5/20/48	1,460,672	1,605,892
3.50%, TBA, 10/1/50	6,000,000	6,318,750
3.50%, with due dates from 11/15/47 to 11/20/49	3,122,238	3,441,822
3.00%, TBA, 10/1/50	1,000,000	1,046,953

		19,849,885
U.S. Government Agency Mortgage Obligations (74.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	593,824	663,872
4.00%, 9/1/45	815,505	898,458
3.50%, with due dates from 8/1/43 to 2/1/47	2,366,571	2,574,354
3.00%, with due dates from 3/1/43 to 6/1/46	1,084,053	1,167,177
Federal National Mortgage Association Pass-Through Certificates
5.00%, 3/1/38	6,783	7,812
4.50%, with due dates from 7/1/44 to 5/1/45	1,037,029	1,148,396
4.00%, with due dates from 9/1/45 to 6/1/46	1,219,878	1,337,776
3.50%, 9/1/57	1,421,164	1,570,938
3.50%, 6/1/56	1,978,309	2,210,292
3.50%, with due dates from 7/1/43 to 1/1/47	1,235,154	1,327,057
3.00%, with due dates from 9/1/42 to 3/1/47	3,981,188	4,327,433
Uniform Mortgage-Backed Securities
6.00%, TBA, 10/1/50	2,000,000	2,234,844
5.50%, TBA, 10/1/50	2,000,000	2,221,562
4.50%, TBA, 10/1/50	4,000,000	4,326,562
4.00%, TBA, 11/1/50	2,000,000	2,135,469
4.00%, TBA, 10/1/50	11,000,000	11,730,468
3.50%, TBA, 11/1/50	6,000,000	6,332,110
3.50%, TBA, 10/1/50	15,000,000	15,813,282
3.00%, TBA, 11/1/50	2,000,000	2,095,391
3.00%, TBA, 10/1/50	9,000,000	9,427,500
2.50%, TBA, 11/1/50	3,000,000	3,142,266
2.50%, TBA, 10/1/50	18,000,000	18,884,531
2.00%, TBA, 11/1/50	46,000,000	47,469,843
2.00%, TBA, 10/1/50	37,000,000	38,260,313
1.50%, TBA, 10/1/50	1,000,000	1,006,328

		182,314,034

Total U.S. government and agency mortgage obligations (cost $200,567,785)		$202,163,919

MORTGAGE-BACKED SECURITIES (43.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.18%, 4/15/37	$140,269	$259,498
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 23.861%, 5/15/35	22,268	36,743
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.238%, 11/15/35	101,459	180,596
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.403%, 3/15/35	180,146	252,204
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.556%, 6/15/34	74,657	91,081
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.548%, 2/15/41	741,445	74,110
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 12/15/47	1,853,213	355,505
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 1/25/50	11,806,584	1,777,690
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 9/25/49	1,601,278	202,846
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 6/15/42	1,627,183	183,261
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.848%, 5/15/41	215,824	238,858
REMICs Ser. 4601, Class PI, IO, 4.50%, 12/15/45	950,771	125,198
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	637,095	63,710
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	322,926	39,051
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	266,527	21,252
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	30,863	204
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	7,180,000	928,913
REMICs Ser. 5024, Class EI, IO, 4.00%, 10/25/50	8,947,000	1,077,703
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	951,302	92,146
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	605,420	67,353
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	881,481	103,942
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	1,040,925	13,012
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	1,197,627	49,497
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	770,921	78,760
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,629,595	130,368
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,702,871	160,864
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	648,186	41,289
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	647,847	36,845
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	609,079	580,376
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	3,693	3,361
REMICs Ser. 3391, PO, zero %, 4/15/37	22,828	21,344
REMICs Ser. 3300, PO, zero %, 2/15/37	27,609	25,814
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	4,871	4,579
REMICs Ser. 3210, PO, zero %, 5/15/36	8,021	7,781
REMICs Ser. 3326, Class WF, zero %, 10/15/35	5,589	5,088
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	6,548	5,894
Strips Ser. 315, PO, zero %, 9/15/43	1,592,787	1,468,016
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.011%, 7/25/36	82,517	158,433
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.024%, 3/25/36	116,919	213,961
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	80,094	140,966
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.582%, 11/25/35	114,707	167,473
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.806%, 8/25/35	70,636	100,567
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.665%, 12/25/35	93,816	136,033
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.009%, 11/25/34	18,998	22,797
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.604%, 5/25/40	109,781	133,933
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.252%, 4/25/40	539,133	113,344
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 6.10%, 10/25/50	9,310,000	1,827,088
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.002%, 1/25/48	2,255,187	471,936
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 2/25/49	4,275,809	924,644
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 1/25/49	2,077,371	254,478
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 12/25/46	2,175,172	452,697
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 3/25/46	4,392,397	750,893
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	1,640,115	288,385
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,293,116	132,544
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	494,337	16,683
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,136,234	267,698
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	715,696	67,196
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	846,887	46,222
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	654,691	40,526
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	477,960	54,473
REMICs Ser. 20-60, Class CI, IO, 3.00%, 9/25/50	4,124,178	578,674
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	595,085	46,119
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	1,593,762	87,906
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	638,332	29,753
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	660,295	16,120
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	328,458	9,700
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	339,606	7,960
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,520,039	41,164
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	14,953	14,314
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	6,674	6,571
Government National Mortgage Association
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 9/16/44	995,551	287,994
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.044%, 12/20/42	2,194,042	447,036
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	696,541	106,223
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.994%, 10/20/49	3,758,419	529,857
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.994%, 12/20/48	2,533,141	483,150
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.994%, 9/20/43	316,437	63,683
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.944%, 3/20/50	2,712,588	409,731
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.944%, 1/20/50	2,314,613	335,619
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.944%, 7/20/49	2,856,489	410,620
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.944%, 7/20/49	2,633,714	427,979
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.944%, 2/20/49	2,193,047	434,558
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.944%, 11/20/48	2,148,771	294,471
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 9/16/49	2,101,210	518,409
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 2/20/50	161,804	18,053
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 2/20/50	6,780,133	1,242,834
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 4/20/49	2,034,935	278,929
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 2/20/49	1,890,466	269,391
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 2/20/41	1,264,501	233,488
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.844%, 10/20/49	204,968	54,164
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	594,390	103,275
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	47,051	5,607
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	865,513	171,518
Ser. 14-180, IO, 5.00%, 12/20/44	1,722,188	303,536
Ser. 14-76, IO, 5.00%, 5/20/44	509,073	83,082
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	710,504	110,891
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	414,048	73,493
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	5,592	479
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	268,554	46,958
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,156,839	384,176
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,138,057	196,315
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	827,573	135,544
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	203,278	16,966
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	210,060	16,675
Ser. 12-129, IO, 4.50%, 11/16/42	541,367	95,416
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	428,409	66,017
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	422,040	64,889
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	540,050	97,209
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	2,328,709	233,092
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,130,806	144,178
Ser. 15-94, IO, 4.00%, 7/20/45	230,062	40,261
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	203,337	13,731
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,229,572	221,323
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,087,063	75,953
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,399,928	195,048
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	511,145	39,999
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	551,265	53,605
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	880,981	125,597
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	2,851,623	449,131
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	516,307	44,616
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	386,616	10,719
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	8,519	3
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	2,937,960	337,865
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	474,491	41,907
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	763,239	49,611
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	863,679	29,901
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	571,274	6,058
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	478,404	37,674
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	340,742	25,767
Ser. 12-136, IO, 3.50%, 11/20/42	1,079,868	146,192
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	818,968	133,893
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,305,490	83,721
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	945,757	61,474
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	1,139,850	42,744
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,263,917	93,370
Ser. 15-H25, Class CI, IO, 3.48%, 10/20/65	2,040,923	173,274
Ser. 16-H23, Class NI, IO, 3.347%, 10/20/66	6,347,483	634,114
Ser. 19-H02, Class DI, IO, 3.335%, 11/20/68	3,911,842	434,452
Ser. 16-H24, Class JI, IO, 3.305%, 11/20/66	1,275,146	139,077
Ser. 16-H06, Class AI, IO, 3.213%, 2/20/66	3,152,763	287,333
Ser. 15-H04, Class AI, IO, 3.198%, 12/20/64	3,005,570	229,464
Ser. 16-H02, Class HI, IO, 3.05%, 1/20/66	6,670,616	505,633
Ser. 16-H04, Class KI, IO, 3.041%, 2/20/66	2,801,289	198,158
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	449,523	23,600
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	338,989	8,475
Ser. 17-H12, Class QI, IO, 2.679%, 5/20/67	2,974,122	292,573
Ser. 15-H13, Class AI, IO, 2.614%, 6/20/65	3,829,302	333,035
FRB Ser. 15-H16, Class XI, IO, 2.433%, 7/20/65	1,413,069	141,872
Ser. 16-H27, Class BI, IO, 2.36%, 12/20/66	1,505,908	145,922
Ser. 17-H08, Class NI, IO, 2.309%, 3/20/67	3,384,799	317,494
Ser. 17-H10, Class MI, IO, 2.224%, 4/20/67	3,372,518	273,174
Ser. 16-H11, Class HI, IO, 2.103%, 1/20/66	3,102,234	221,757
Ser. 15-H15, Class JI, IO, 1.966%, 6/20/65	1,680,823	151,106
Ser. 17-H09, Class DI, IO, 1.915%, 3/20/67	3,214,342	265,900
Ser. 15-H12, Class AI, IO, 1.87%, 5/20/65	2,664,667	194,246
Ser. 17-H14, Class EI, IO, 1.854%, 6/20/67	4,497,774	346,757
Ser. 15-H20, Class AI, IO, 1.836%, 8/20/65	1,326,477	108,904
Ser. 15-H10, Class CI, IO, 1.813%, 4/20/65	1,582,051	121,293
Ser. 15-H12, Class GI, IO, 1.811%, 5/20/65	2,799,574	227,045
Ser. 15-H12, Class EI, IO, 1.714%, 4/20/65	3,225,196	248,985
Ser. 15-H09, Class BI, IO, 1.698%, 3/20/65	1,874,983	135,677
Ser. 16-H14, IO, 1.695%, 6/20/66	3,600,216	241,225
Ser. 15-H01, Class CI, IO, 1.629%, 12/20/64	2,045,756	85,504
Ser. 15-H25, Class AI, IO, 1.627%, 9/20/65	2,676,965	192,741
Ser. 15-H22, Class EI, IO, 1.618%, 8/20/65	1,107,542	47,846
Ser. 15-H17, Class CI, IO, 1.596%, 6/20/65	2,328,523	96,690
Ser. 15-H28, Class DI, IO, 1.555%, 8/20/65	2,462,873	164,259
Ser. 14-H11, Class GI, IO, 1.482%, 6/20/64	5,500,141	369,213
Ser. 14-H07, Class BI, IO, 1.478%, 5/20/64	5,161,073	377,396
Ser. 14-H08, Class CI, IO, 1.475%, 3/20/64	2,989,175	142,548
Ser. 10-H19, Class GI, IO, 1.419%, 8/20/60	3,019,287	165,457
Ser. 17-H18, Class CI, IO, 1.358%, 9/20/67	2,440,024	313,106
Ser. 10-151, Class KO, PO, zero %, 6/16/37	76,224	71,289
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,824	1,641

		36,409,906
Commercial mortgage-backed securities (17.1%)
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.505%, 9/15/48(WAC)	275,000	289,408
FRB Ser. 15-UBS7, Class XA, IO, 0.942%, 9/15/48(WAC)	18,410,045	635,147
FRB Ser. 07-1, Class XW, IO, 0.624%, 1/15/49(WAC)	79,486	42
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.665%, 11/10/42(WAC)	399,820	299,865
Bank FRB Ser. 18-BN13, Class XA, IO, 0.658%, 8/15/61(WAC)	8,227,981	231,420
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.745%, 8/15/52(WAC)	6,152,914	678,782
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.541%, 1/12/45(WAC)	534,000	384,480
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.702%, 3/11/39 (In default)(NON)(WAC)	232,440	162,708
FRB Ser. 06-PW14, Class X1, IO, 0.753%, 12/11/38(WAC)	106,220	1,094
Cantor Commercial Real Estate Lending FRB Ser. 19-CF1, Class XA, IO, 1.302%, 5/15/52(WAC)	7,255,517	540,547
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 1.38%, 12/11/49(WAC)	11,957	40
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.931%, 12/15/47(WAC)	131,000	131,000
FRB Ser. 11-C2, Class E, 5.931%, 12/15/47(WAC)	597,000	554,273
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48(WAC)	460,000	461,898
FRB Ser. 14-GC19, Class XA, IO, 1.312%, 3/10/47(WAC)	9,608,551	309,991
FRB Ser. 13-GC17, Class XA, IO, 1.181%, 11/10/46(WAC)	3,677,701	99,067
FRB Ser. 14-GC23, Class XA, IO, 1.091%, 7/10/47(WAC)	18,818,501	582,762
Citigroup Commercial Mortgage Trust 144A
Ser. 12-GC8, Class B, 4.285%, 9/10/45	720,000	727,207
FRB Ser. 12-GC8, Class XA, IO, 1.921%, 9/10/45(WAC)	3,047,626	74,673
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.945%, 5/10/47(WAC)	912,000	895,766
FRB Ser. 14-UBS4, Class C, 4.801%, 8/10/47(WAC)	290,000	287,761
FRB Ser. 18-COR3, Class C, 4.713%, 5/10/51(WAC)	594,000	605,836
FRB Ser. 14-UBS6, Class C, 4.594%, 12/10/47(WAC)	70,000	66,649
Ser. 12-CR2, Class B, 4.393%, 8/15/45	305,000	308,013
FRB Ser. 14-LC15, Class XA, IO, 1.256%, 4/10/47(WAC)	5,586,022	171,508
FRB Ser. 14-CR19, Class XA, IO, 1.134%, 8/10/47(WAC)	4,843,496	144,327
FRB Ser. 13-CR11, Class XA, IO, 1.088%, 8/10/50(WAC)	8,098,502	192,307
FRB Ser. 15-CR23, Class XA, IO, 1.037%, 5/10/48(WAC)	4,927,065	161,113
FRB Ser. 14-UBS6, Class XA, IO, 1.037%, 12/10/47(WAC)	8,469,523	238,409
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.497%, 5/15/45(WAC)	115,000	63,013
FRB Ser. 13-CR13, Class E, 5.049%, 11/10/46(WAC)	123,000	73,190
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47(WAC)	198,000	158,447
FRB Ser. 14-CR19, Class D, 4.868%, 8/10/47(WAC)	178,000	155,292
FRB Ser. 13-CR6, Class D, 4.227%, 3/10/46(WAC)	205,000	168,248
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	201,134
FRB Ser. 12-LC4, Class XA, IO, 2.177%, 12/10/44(WAC)	3,932,586	69,575
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	12,006	11,906
FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	3,323,620	1
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C4, Class B, 4.459%, 11/15/48(WAC)	446,000	486,452
FRB Ser. 15-C1, Class C, 4.411%, 4/15/50(WAC)	262,000	244,297
FRB Ser. 19-C16, Class XA, IO, 1.727%, 6/15/52(WAC)	4,820,367	511,094
FRB Ser. 15-C3, Class XA, IO, 0.90%, 8/15/48(WAC)	17,174,969	455,137
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.911%, 4/15/50(WAC)	502,000	361,440
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.909%, 12/15/49(WAC)	7,496,788	246,514
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class C, 5.67%, 7/10/44(WAC)	313,000	313,282
FRB Ser. 11-LC3A, Class D, 5.513%, 8/10/44(WAC)	386,000	356,664
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	3,008,000	364,172
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.645%, 1/25/30(WAC)	4,618,531	560,043
Multifamily Structured Pass-Through Certificates FRB Ser. KG02, Class X1, IO, 1.144%, 8/25/29(WAC)	5,451,000	386,210
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class X1, IO, 1.127%, 1/25/30(WAC)	3,097,471	276,985
FREMF Mortgage Trust 144A FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.557%, 7/25/29	353,925	344,460
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.261%, 12/10/49(WAC)	4,910,219	9
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.639%, 2/10/46(WAC)	5,778,660	178,773
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	339,000	341,511
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.155%, 1/10/47(WAC)	584,000	499,320
Ser. 13-GC12, Class B, 3.777%, 6/10/46(WAC)	549,000	565,195
FRB Ser. 13-GC12, Class XA, IO, 1.547%, 6/10/46(WAC)	3,673,463	108,606
FRB Ser. 14-GC18, Class XA, IO, 1.174%, 1/10/47(WAC)	5,368,661	138,737
FRB Ser. 14-GC22, Class XA, IO, 1.138%, 6/10/47(WAC)	15,945,823	423,409
FRB Ser. 15-GS1, Class XA, IO, 0.915%, 11/10/48(WAC)	20,009,776	712,472
FRB Ser. 13-GC13, Class XA, IO, 0.104%, 7/10/46(WAC)	111,863,381	257,476
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.125%, 8/10/43(WAC)	730,000	328,806
FRB Ser. 14-GC24, Class D, 4.664%, 9/10/47(WAC)	575,000	218,500
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	299,000	301,098
FRB Ser. 11-GC5, Class XA, IO, 1.491%, 8/10/44(WAC)	5,555,174	22,726
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	318,000	336,038
FRB Ser. 13-C12, Class C, 4.236%, 7/15/45(WAC)	219,000	214,159
FRB Ser. 14-C25, Class XA, IO, 0.998%, 11/15/47(WAC)	3,186,717	92,466
FRB Ser. 14-C22, Class XA, IO, 0.984%, 9/15/47(WAC)	10,327,520	276,750
FRB Ser. 13-C17, Class XA, IO, 0.916%, 1/15/47(WAC)	2,569,745	53,264
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.859%, 8/15/46(WAC)	441,000	298,946
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	715,000	520,222
FRB Ser. 14-C19, Class C19, 4.833%, 4/15/47(WAC)	192,000	161,280
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	237,951
JPMDB Commercial Mortgage Securities Trust FRB Ser. 17-C5, Class XA, IO, 1.086%, 3/15/50(WAC)	4,612,943	226,844
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	375,067	326,110
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	277,136
FRB Ser. 16-JP2, Class XA, IO, 1.949%, 8/15/49(WAC)	2,412,925	204,785
FRB Ser. 12-LC9, Class XA, IO, 1.643%, 12/15/47(WAC)	3,335,068	85,068
FRB Ser. 13-LC11, Class XA, IO, 1.389%, 4/15/46(WAC)	3,461,925	89,413
FRB Ser. 13-C16, Class XA, IO, 1.094%, 12/15/46(WAC)	4,947,907	118,672
FRB Ser. 06-LDP8, Class X, IO, 0.288%, 5/15/45(WAC)	208,182	2
FRB Ser. 07-LDPX, Class X, IO, 0.127%, 1/15/49(WAC)	1,172,925	12
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51(WAC)	350,000	126,000
FRB Ser. 10-C1, Class C, 6.217%, 6/15/43(WAC)	67,339	67,339
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46(WAC)	248,000	129,249
FRB Ser. 11-C3, Class F, 5.853%, 2/15/46(WAC)	635,000	146,230
FRB Ser. 12-C6, Class E, 5.324%, 5/15/45(WAC)	588,000	288,120
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	491,000	463,507
FRB Ser. 12-C8, Class D, 4.826%, 10/15/45(WAC)	413,000	336,372
FRB Ser. 12-C8, Class C, 4.778%, 10/15/45(WAC)	601,000	484,902
FRB Ser. 12-LC9, Class D, 4.566%, 12/15/47(WAC)	127,000	118,959
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	297,857
FRB Ser. 05-CB12, Class X1, IO, 0.32%, 9/12/37(WAC)	21,825	131
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.595%, 7/12/50(WAC)	6,341,204	440,040
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.359%, 2/15/40(WAC)	62,347	3
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class XCL, IO, 0.359%, 2/15/40(WAC)	1,350,847	70
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 7.233%, 7/15/45(WAC)	34,730	—
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.743%, 12/12/49(WAC)	873,131	3,658
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.107%, 2/15/47(WAC)	266,000	278,156
FRB Ser. 13-C7, Class XA, IO, 1.471%, 2/15/46(WAC)	7,726,179	181,573
FRB Ser. 14-C17, Class XA, IO, 1.234%, 8/15/47(WAC)	3,277,549	93,607
FRB Ser. 15-C25, Class XA, IO, 1.205%, 10/15/48(WAC)	4,349,157	178,066
FRB Ser. 15-C26, Class XA, IO, 1.17%, 10/15/48(WAC)	4,673,668	184,516
FRB Ser. 13-C12, Class XA, IO, 0.751%, 10/15/46(WAC)	10,566,116	155,052
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.498%, 8/15/46(WAC)	319,000	134,016
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46(WAC)	893,000	620,510
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	273,000	132,782
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	166,250
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	226,024
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.185%, 11/15/49(WAC)	3,911,124	176,958
FRB Ser. 16-UB12, Class XA, IO, 0.893%, 12/15/49(WAC)	10,165,161	329,527
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C1, Class D, 5.675%, 9/15/47(WAC)	336,000	335,991
FRB Ser. 11-C1, Class E, 5.675%, 9/15/47(WAC)	356,000	352,673
FRB Ser. 11-C3, Class B, 5.419%, 7/15/49(WAC)	366,000	373,455
FRB Ser. 11-C3, Class E, 5.419%, 7/15/49(WAC)	252,000	198,374
FRB Ser. 12-C4, Class XA, IO, 2.244%, 3/15/45(WAC)	1,800,399	35,491
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.898%, 3/25/50	403,000	376,061
FRB Ser. 19-01, Class M10, 3.398%, 10/15/49	550,000	504,625
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	29,577
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	246,000	250,370
FRB Ser. 19-C17, Class XA, IO, 1.636%, 10/15/52(WAC)	4,384,232	457,340
FRB Ser. 17-C7, Class XA, IO, 1.20%, 12/15/50(WAC)	5,225,253	285,952
FRB Ser. 18-C12, Class XA, IO, 0.987%, 8/15/51(WAC)	5,189,588	279,117
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.755%, 5/10/45(WAC)	354,000	328,373
FRB Ser. 12-C1, Class D, 5.755%, 5/10/45(WAC)	352,000	233,638
FRB Ser. 12-C1, Class XA, IO, 2.249%, 5/10/45(WAC)	3,470,958	72,498
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.198%, 8/10/49(WAC)	596,000	576,067
FRB Ser. 12-C2, Class E, 5.045%, 5/10/63(WAC)	816,000	778,644
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	629,000	104,470
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	234,000	226,727
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	327,000	330,956
Ser. 13-C6, Class E, 3.50%, 4/10/46	175,000	119,073
FRB Ser. 12-C2, Class XA, IO, 1.451%, 5/10/63(WAC)	9,927,191	182,557
FRB Ser. 13-C6, Class XA, IO, 1.253%, 4/10/46(WAC)	5,389,461	117,517
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.252%, 1/10/45(WAC)	336,000	288,662
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.458%, 11/15/48(WAC)	712,724	21
Wells Fargo Commercial Mortgage Trust
FRB Ser. 19-C50, Class XA, IO, 1.587%, 5/15/52(WAC)	4,996,751	481,666
FRB Ser. 17-C41, Class XA, IO, 1.363%, 11/15/50(WAC)	3,379,543	217,312
FRB Ser. 14-LC16, Class XA, IO, 1.25%, 8/15/50(WAC)	7,749,424	251,707
FRB Ser. 18-C43, Class XA, IO, 0.832%, 3/15/51(WAC)	13,238,334	553,258
FRB Ser. 15-LC20, Class XB, IO, 0.629%, 4/15/50(WAC)	13,766,000	285,369
Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	130,851
WF-RBS Commercial Mortgage Trust
Ser. 14-C22, Class B, 4.371%, 9/15/57(WAC)	379,000	403,339
FRB Ser. 14-C24, Class XA, IO, 0.98%, 11/15/47(WAC)	6,347,335	162,748
FRB Ser. 14-C22, Class XA, IO, 0.954%, 9/15/57(WAC)	15,995,767	402,581
FRB Ser. 13-C14, Class XA, IO, 0.854%, 6/15/46(WAC)	17,621,864	254,558
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.844%, 11/15/44(WAC)	475,000	478,572
FRB Ser. 12-C6, Class C, 5.765%, 4/15/45(WAC)	339,000	350,408
Ser. 11-C4, Class E, 5.39%, 6/15/44(WAC)	55,000	30,618
FRB Ser. 11-C4, Class C, 5.39%, 6/15/44(WAC)	625,000	599,966
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	222,783
FRB Ser. 12-C7, Class D, 4.965%, 6/15/45(WAC)	231,000	124,867
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46(WAC)	919,000	463,004
FRB Ser. 12-C10, Class D, 4.575%, 12/15/45(WAC)	1,274,000	463,517
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	645,000	232,004
FRB Ser. 12-C9, Class XA, IO, 2.043%, 11/15/45(WAC)	3,682,612	108,997
FRB Ser. 11-C5, Class XA, IO, 1.834%, 11/15/44(WAC)	3,717,922	35,242
FRB Ser. 12-C10, Class XA, IO, 1.675%, 12/15/45(WAC)	6,178,063	158,233
FRB Ser. 13-C11, Class XA, IO, 1.318%, 3/15/45(WAC)	5,775,704	130,656
FRB Ser. 12-C9, Class XB, IO, 0.875%, 11/15/45(WAC)	8,807,000	115,601

		41,914,965
Residential mortgage-backed securities (non-agency) (11.0%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	343,142
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 2.241%, 1/26/46(WAC)	577,236	618,468
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.498%, 10/25/27 (Bermuda)	1,258,444	1,232,238
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 1.498%, 8/25/28 (Bermuda)	47,248	47,181
BRAVO Residential Funding Trust 144A Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	353,000	371,356
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.395%, 2/25/55(WAC)	332,000	332,373
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.388%, 6/25/36	210,000	192,233
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 0.448%, 8/25/35	112,436	108,546
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	224,000	232,646
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 0.288%, 6/25/37	183,026	174,204
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	260,000	259,994
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A2, 2.594%, 5/25/65	250,000	254,123
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.30%), 3.448%, 4/25/29 (Bermuda)	191,000	181,548
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.875%, 11/25/28 (Bermuda)	216,801	214,532
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.353%, 5/25/65(WAC)	179,000	181,852
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.498%, 9/25/28	950,971	1,006,545
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.298%, 11/25/28	508,412	532,491
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.148%, 12/25/28	572,096	597,313
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	370,000	378,049
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 4.698%, 10/25/24	268,223	273,104
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.298%, 1/25/25	578,746	589,816
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.898%, 9/25/24	250,000	255,361
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 3.748%, 4/25/24	280,916	258,825
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 12/25/29	561,603	556,221
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 9/25/30	159,084	156,612
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 1.948%, 7/25/30	167,423	163,447
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.798%, 1/25/49	400,000	385,370
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	231,836
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 4.498%, 3/25/49	90,000	87,055
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.048%, 9/25/48	70,000	64,795
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.848%, 12/25/30	310,000	289,107
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.248%, 3/25/50	411,000	404,833
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	399,012	395,474
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	755,775	743,022
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.498%, 2/25/49	150,575	149,134
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 10/25/48	122,800	120,285
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.298%, 12/25/30	254,000	247,147
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.048%, 1/25/50	1,238,000	1,211,370
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.148%, 9/25/28	501,182	529,595
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.048%, 10/25/28	588,934	621,484
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	65,190	67,481
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.698%, 4/25/28	83,894	87,105
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.448%, 10/25/28	1,029,922	1,083,580
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 7/25/25	169,194	173,185
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.398%, 1/25/29	33,215	34,418
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/30	250,000	231,707
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.698%, 7/25/29	309,146	317,734
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.148%, 10/25/29	323,317	326,465
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.948%, 2/25/30	68,817	68,616
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 2.698%, 12/25/30	420,700	414,977
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.498%, 1/25/31	313,355	307,382
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.398%, 7/25/29	210,000	210,397
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.148%, 5/25/30	532,000	527,856
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.898%, 7/25/29	208,000	215,890
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 4.298%, 8/25/31	59,000	56,352
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.598%, 7/25/31	104,702	104,047
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.298%, 11/25/39	241,054	217,853
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.198%, 1/25/40	517,000	503,236
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.148%, 1/25/40	465,000	452,503
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.148%, 7/25/39	85,657	85,312
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	184,557	185,005
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.748%, 10/25/28 (Bermuda)	73,096	72,259
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	250,000	245,000
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 1.001%, 8/26/47(WAC)	180,000	173,029
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 3.20%, 5/24/60(WAC)	212,000	216,033
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 1.948%, 9/25/34	191,066	184,456
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.998%, 7/25/28 (Bermuda)	380,000	359,775
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.348%, 2/25/29 (Bermuda)	150,000	143,981
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.848%, 3/25/28 (Bermuda)	200,000	191,606
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	464	467
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class A2, 3.97%, 4/25/60(WAC)	889,000	920,135
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.048%, 11/25/34	252,811	252,564
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	153,000	155,820
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	100,000	103,547
Visio Trust 144A Ser. 19-1, Class A3, 3.825%, 6/25/54(WAC)	695,770	719,111
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	219,000	224,178
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 0.948%, 1/25/45	103,733	100,103
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 0.578%, 10/25/45	1,468,867	1,424,977
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 0.558%, 12/25/45	876,189	774,376

		26,925,253

Total mortgage-backed securities (cost $113,447,880)		$105,250,124

CORPORATE BONDS AND NOTES (32.1%)(a)
	Principal amount	Value
Basic materials (1.4%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$50,000	$51,765
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	87,000	93,640
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	50,000	53,950
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	339,000	393,378
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	110,433
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	580,000	609,040
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	3,000	3,672
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	4,000	3,964
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	125,000	137,199
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	137,000	160,782
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	46,000	58,334
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	520,000	568,939
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	197,000	234,301
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	107,000	108,036
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	188,000	189,583
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	162,000	181,928
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	52,945
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	3,000	3,105
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	147,955
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	55,358
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	114,000	166,203

		3,384,510
Capital goods (1.1%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	454,000	494,009
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	135,000	169,126
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	162,000	186,138
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	111,000	132,314
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	64,552
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	282,000	316,848
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	152,000	173,641
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	75,000	79,435
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	289,000	310,598
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	438,126
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	225,000	256,175

		2,620,962
Communication services (4.6%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	573,000	619,423
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	235,000	253,503
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	25,000	27,685
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	253,000	299,889
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	396,000	458,448
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	335,000	377,959
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	85,000	92,875
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	51,000	60,032
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	393,547
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	36,000	38,771
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	83,000	91,765
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	407,741
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	201,000	228,564
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	77,000	91,427
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	258,000	313,062
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.40%, 7/15/46	360,000	400,569
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	7,000	10,618
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	380,000	424,361
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	899,000	1,015,563
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	403,000	387,803
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	102,000	114,240
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	178,000	197,973
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	76,000	86,223
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	137,000	153,300
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	31,000	38,316
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	50,000	53,171
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	195,000	213,247
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	340,000	374,708
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	115,152
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	120,000	121,344
T-Mobile USA, Inc. 144A company guaranty sr. bonds 4.50%, 4/15/50	261,000	313,115
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	369,000	418,675
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	619,000	694,605
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	239,777
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	125,000	173,107
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55	526,000	730,802
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	105,258
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	724,000	877,849
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	136,000	143,072

		11,157,539
Consumer cyclicals (3.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	362,000	404,988
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	524,000	565,049
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	235,000	305,314
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	145,000	165,331
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	745,000	760,311
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	33,352
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	278,000	320,258
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	40,000	41,041
D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	135,204
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	560,000	622,210
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	143,255
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	180,000	204,177
Fox Corp. sr. unsec. notes 3.50%, 4/8/30	210,000	237,327
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	107,000	114,657
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	40,252
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	646,000	691,226
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	49,750
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	83,000	84,322
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	100,000	118,751
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	182,000	205,660
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	106,000	118,456
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	289,000	342,548
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	265,000	283,801
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	136,000	151,779
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	345,000	319,060
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	130,000	146,573
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	624,000	641,852
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	97,000	101,375
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	76,213
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	226,000	222,350
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	310,000	323,562
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	115,000	119,600
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	184,000	212,822
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	64,000	69,019
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	25,000	28,073
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	4,000	4,577
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	57,000	98,240
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24	61,000	74,209

		8,576,544
Consumer staples (1.0%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	100,000	112,100
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	327,000	439,613
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	6,000	7,362
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	105,000	119,462
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	194,000	236,761
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	348,400
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	21,152	23,993
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	139,841	174,629
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	47,375
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	85,000	122,850
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	105,000	133,733
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	6,000	6,598
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	38,000	42,634
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	101,000	121,288
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	91,000	104,827
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	37,000	40,220
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27	128,000	135,579
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	134,483

		2,351,907
Energy (1.5%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	408,481
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	213,000	248,015
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	359,000	399,618
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	173,000	186,872
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	90,296
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	85,000	93,584
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	233,000	234,259
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	239,000	162,449
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	175,000	175,663
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	71,000	74,370
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	350,000	400,827
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	7,000	9,441
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	16,000	17,374
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	103,000	116,177
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	254,641
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	159,603
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	86,000	83,850
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.829%, 1/10/30 (France)	335,000	370,897
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	229,000	229,401

		3,715,818
Financials (10.2%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	100,000	103,353
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	283,000	268,445
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	336,000	480,581
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	171,000	197,826
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	845,000	860,582
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	228,808
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	226,595
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	226,240
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	395,000	405,046
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	267,356
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	44,460
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,430,000	1,503,439
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 1.01%, 9/15/26	100,000	99,117
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	422,706
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	109,000	121,490
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	217,000	279,144
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	45,000	45,472
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	350,639
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	74,000	79,848
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	249,757
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	22,000	25,227
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	163,000	190,836
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	385,000	381,989
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	103,750
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	377,000	398,866
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	104,000	116,515
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	22,729
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	72,441
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	11,000	13,805
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,018,000	1,180,467
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	80,287
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	276,884
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	437,000
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	241,875
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	620,000	638,783
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	357,000	424,755
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	462,000	506,283
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	26,930
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	70,000	64,426
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	260,833
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	283,000	330,038
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	405,000	455,953
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	231,000	243,997
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	323,000	466,874
HSBC Holdings PLC jr. unsec. sub. FRB 6.375%, perpetual maturity (United Kingdom)	500,000	523,343
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	520,000	580,532
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	657,000	654,759
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	328,000	325,890
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	91,350
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	858,000	840,840
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.28%, 5/15/47	156,000	121,415
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	800,000	972,149
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	290,000	311,142
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	185,000	212,833
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	270,000	326,910
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	120,000	124,800
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	459,000	633,470
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	105,745
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	228,227
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	760,000	985,803
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	400,000	465,222
NatWest Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	214,440
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	83,149
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	205,000	217,891
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	23,000	24,489
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	66,000	70,043
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	217,000	227,579
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	12,000	18,299
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	165,255
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	205,000	224,252
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	185,000	275,993
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	202,306
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	335,000	336,257
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	455,000	506,025
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	270,779
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	123,338
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	610,000	896,309
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	304,000	368,648
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	148,240

		25,300,169
Health care (3.3%)
AbbVie, Inc. 144A sr. unsec. notes 3.45%, 3/15/22	37,000	38,378
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	935,000	1,030,104
AbbVie, Inc. 144A sr. unsec. sub. notes 3.80%, 3/15/25	130,000	144,150
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	213,000	277,293
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	108,716
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	560,000	603,910
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	636,000	740,755
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	177,000	191,810
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	372,000	453,240
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	35,000	37,506
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	107,576	116,489
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	283,000	320,640
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	60,000	65,229
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	44,000	51,334
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	159,000	179,837
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	58,000	71,801
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	95,000	106,430
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	192,378
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	341,291
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	141,352
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	40,000	42,368
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	85,000	85,107
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	168,737
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	285,000	336,362
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	755,000	791,084
Upjohn, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 6/22/50	250,000	266,822
Upjohn, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	375,000	388,328
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	356,000	422,598
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	427,000	439,823

		8,153,872
Technology (3.1%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	640,000	605,169
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	183,000	196,223
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	220,439
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	349,000	467,576
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	311,000	344,558
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	575,000	645,922
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	120,000	132,097
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	141,000	165,559
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	47,000	62,097
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	208,000	244,781
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	13,000	14,421
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	148,000	177,331
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	222,000	253,061
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	347,000	412,102
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	179,000	192,642
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	545,000	595,331
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	378,000	474,654
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	85,000	100,769
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	635,000	693,300
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	498,000	587,973
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	810,000	791,267
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	100,000	111,695

		7,488,967
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	158,000	172,911

		172,911
Utilities and power (2.3%)
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	59,000	62,841
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	104,366
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	280,000	330,603
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	13,000	17,928
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	15,000	21,534
Berkshire Hathaway Energy Co. 144A sr. unsec. bonds 4.25%, 10/15/50	100,000	124,502
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	9,000	12,018
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	89,000	106,484
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	79,831
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	198,689
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	261,000	303,042
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	78,199
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	234,000	322,146
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	102,432
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	108,975
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	423,000	450,265
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	335,000	352,627
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	309,000	399,266
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	59,000	64,149
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	99,285
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	85,000	89,274
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	293,000	322,842
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	163,000	173,580
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	211,697
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	590,000	570,867
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	145,833
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	8,000	11,600
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,649
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	160,000	174,644
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	156,000	166,186
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.393%, 5/15/67	358,000	295,350

		5,511,704

Total corporate bonds and notes (cost $71,311,446)		$78,434,903

PURCHASED SWAP OPTIONS OUTSTANDING (3.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
0.30/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.30	$24,072,200	$75,346
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	3,638,400	227,254
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	18,776,700	207,295
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	3,638,400	158,307
(0.923)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.923	14,462,900	76,219
0.635/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.635	3,851,200	7,471
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	3,638,400	4,184
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	18,776,700	19
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	3,638,400	4
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	2,721,900	16,712
JPMorgan Chase Bank N.A.
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	9,618,100	375,972
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33	14,553,500	163,290
(0.6225)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.6225	6,018,100	60,241
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	1,685,180
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	1,287,695
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	1,269,967
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	3,110,300	1,106,769
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	380,557
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	154,661
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	1,166,500	1,458
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	255
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	357,000	59,465
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	19,527,800	252,299
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	19,527,800	20

Total purchased swap options outstanding (cost $3,247,585)			$7,570,640

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Nov-20/$103.19	$15,000,000	$15,000,000	$44,190
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Nov-20/103.06	5,000,000	5,000,000	18,750
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Nov-20/104.70	37,000,000	37,000,000	120,213
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Oct-20/104.98	1,000,000	1,000,000	647

Total purchased options outstanding (cost $108,751)				$183,800

ASSET-BACKED SECURITIES (2.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.125%, 7/25/24	$455,000	$456,138
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	660,000	669,876
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 0.998%, 11/25/51	106,000	106,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	125,000	124,375
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.506%, 4/23/23	246,000	246,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%), 1.906%, 5/29/22	300,000	300,003
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 1.305%, 10/5/20	885,000	885,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.901%, 9/7/21	528,000	528,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.651%, 10/10/21	497,000	497,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.298%, 6/25/51	509,000	509,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.975%, 3/26/21	535,000	535,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.901%, 10/24/20	252,000	252,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 3.25%, 3/25/23	580,000	586,194

Total asset-backed securities (cost $5,677,998)		$5,694,586

SHORT-TERM INVESTMENTS (16.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	23,063,836	$23,063,836
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	2,887,000	2,887,000
U.S. Treasury Bills 0.127%, 10/8/20(SEG)(SEGSF)		$4,500,000	4,499,944
U.S. Treasury Bills 0.095%, 11/5/20(SEG)(SEGSF)(SEGCCS)		3,500,000	3,499,702
U.S. Treasury Bills 0.108%, 12/3/20(SEG)(SEGSF)(SEGCCS)		1,500,000	1,499,751
U.S. Treasury Bills 0.090%, 12/10/20(SEG)(SEGSF)(SEGCCS)		1,400,000	1,399,741
U.S. Treasury Bills 0.083%, 11/10/20(SEG)(SEGSF)		900,000	899,923
U.S. Treasury Bills 0.106%, 10/27/20(SEGSF)		500,000	499,972
U.S. Treasury Bills 0.088%, 11/17/20(SEGSF)		100,000	99,988
U.S. Treasury Cash Management Bills 0.104%, 12/15/20(SEGSF)(SEGCCS)		1,200,000	1,199,738
U.S. Treasury Cash Management Bills 0.103%, 12/8/20(SEGSF)		1,000,000	999,736

Total short-term investments (cost $40,549,311)			$40,549,331
TOTAL INVESTMENTS

Total investments (cost $434,910,756)			$439,847,303

FUTURES CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	39	$6,874,969	$6,874,969	Dec-20	$(8,057)
U.S. Treasury Bond Ultra 30 yr (Long)	62	13,752,375	13,752,375	Dec-20	(22,108)
U.S. Treasury Note 2 yr (Long)	39	8,617,477	8,617,477	Dec-20	4,787
U.S. Treasury Note 2 yr (Short)	522	115,341,610	115,341,610	Dec-20	(61,829)
U.S. Treasury Note 5 yr (Long)	85	10,712,656	10,712,656	Dec-20	17,738
U.S. Treasury Note 5 yr (Short)	1	126,031	126,031	Dec-20	29
U.S. Treasury Note 10 yr (Long)	103	14,371,719	14,371,719	Dec-20	38,393
U.S. Treasury Note 10 yr (Short)	53	7,395,156	7,395,156	Dec-20	(20,385)
U.S. Treasury Note Ultra 10 yr (Long)	25	3,998,047	3,998,047	Dec-20	18,084

Unrealized appreciation					79,031

Unrealized (depreciation)					(112,379)

Total					$(33,348)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/20 (premiums $6,163,170) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00	$24,072,200	$30,090
0.60/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.60	24,072,200	33,220
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	3,638,400	1,092
(0.705)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.705	1,925,600	8,338
1.241/3 month USD-LIBOR-BBA/Oct-50	Oct-20/1.241	7,582,700	42,842
(0.523)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.523	14,462,900	58,141
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	93,228
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	168,092
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	3,638,400	380,759
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	10,887,400	2,069
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	80,497
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	2,724,480
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,110,300	464
0.8225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.8225	6,018,100	4,935
0.7225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.7225	6,018,100	20,281
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,110,300	21,863
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	41,315
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	52,609
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	64,796
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	70,510
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83	14,553,500	90,523
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	19,236,300	322,016
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	4,666,000	5
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	25,919
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	26,638
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	73,198
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	361,651
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	396,232
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	403,494
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	1,027,363
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	1,241,632
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	1,261,133
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	161,600	20,481
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	4,709,000	30,609
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	323,100	47,942
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	71,986
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	207,987

Total			$9,508,430

WRITTEN OPTIONS OUTSTANDING at 9/30/20 (premiums $105,625) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Nov-20/$103.19	$15,000,000	$15,000,000	$40,665
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Nov-20/103.06	5,000,000	5,000,000	11,330
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Nov-20/104.70	37,000,000	37,000,000	99,974
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Oct-20/104.98	1,000,000	1,000,000	1,194

Total				$153,163

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	$30,423,400	$(3,422,137)	$2,336,517
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	367,205
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	12,564
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	3,129,400	(74,167)	9,513
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(38,344)	(7,440)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	3,129,400	(74,167)	(8,731)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(23,344)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(114,642)
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(695,457)	(223,308)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(796,854)	(266,456)
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	14,363,800	470,099	170,642
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	14,363,800	3,836,007	(3,448,889)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	179,393
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	5,438,800	(52,688)	(11,367)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	5,438,800	(52,688)	(20,287)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(90,108)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	76,921
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(82,265)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	127,800
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	126,800
(0.344)/3 month USD-LIBOR-BBA/Oct-25 (Purchased)	Oct-20/0.344	3,851,300	(8,434)	(6,509)
0.344/3 month USD-LIBOR-BBA/Oct-25 (Purchased)	Oct-20/0.344	3,851,300	(8,434)	(7,587)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	(70,209)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	4,986,900	(70,440)	(70,216)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(73,708)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	14,803,400	(2,102,527)	2,156,707
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	1,188,866
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	192,929
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	113,993
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	106,514
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	14,803,400	(18,060)	(18,060)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(41,893)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(76,055)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(99,311)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(524,227)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	14,803,400	162,393	111,026
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	24,039
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	14,803,400	1,480	1,480
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	(13,401)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	14,803,400	571,115	(642,320)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	14,803,400	1,680,186	(1,431,341)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	9,974,900	(2,054,740)	2,117,372
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	167,650
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	53,861
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	8,508,000	(1,660,606)	21,185
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(13,083)
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	8,508,000	(13,947)	(13,783)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(106,400)
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	9,974,900	(552,021)	(217,453)
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	8,977,400	619,391	197,952
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	8,977,400	1,904,007	(1,845,933)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(141,695)	238,759
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	16,385
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	15,570
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	1,105
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	847
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	(21,120)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	(22,250)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	(26,744)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(33,890)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(377,742)	(222,797)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	326,087	319,876
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	10,962
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	648
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	87,753	(381,458)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	823,305
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(240,027)

Unrealized appreciation				11,288,386

Unrealized (depreciation)				(10,516,612)

Total				$771,774

TBA SALE COMMITMENTS OUTSTANDING at 9/30/20 (proceeds receivable $76,992,168) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 10/1/50	$2,000,000	10/14/20	$2,132,812
Uniform Mortgage-Backed Securities, 3.50%, 10/1/50	6,000,000	10/14/20	6,325,313
Uniform Mortgage-Backed Securities, 3.00%, 10/1/50	5,000,000	10/14/20	5,237,500
Uniform Mortgage-Backed Securities, 2.50%, 11/1/50	6,000,000	11/12/20	6,284,531
Uniform Mortgage-Backed Securities, 2.50%, 10/1/50	18,000,000	10/14/20	18,884,531
Uniform Mortgage-Backed Securities, 2.00%, 10/1/50	37,000,000	10/14/20	38,260,313

Total			$77,125,000

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,747,000	$970,860		$(60)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$992,688
		11,842,800	2,619,237		(261,441)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	2,475,667
		499,700	23,029	(E)	(3)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	23,026
		1,293,200	58,447	(E)	(7)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(58,455)
		2,131,700	367,198		(28)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(374,104)
		2,707,100	186,766	(E)	(548)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	186,218
		935,900	43,084	(E)	(160)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	42,924
		3,012,582	598,561		(43)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	603,441
		5,693,900	1,049,898		(81)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,055,696)
		5,984,900	989,382		(3,077)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(993,560)
		1,686,100	68,778	(E)	(9)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	68,768
		2,475,100	101,489	(E)	(14)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	101,475
		8,079,300	1,072,794		(114)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,084,098)
		845,700	86,614	(E)	(19)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	86,595
		4,004,800	574,817	(E)	(57)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(574,874)
		4,070,000	587,073	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(587,073)
		1,715,500	556,748	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(556,748)
		2,216,500	145,272	(E)	(25)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	145,247
		185,400	55,131	(E)	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(55,138)
		1,934,600	254,913		(27)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(265,804)
		1,922,200	236,002		(27)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(243,543)
		5,041,700	642,242	(E)	(71)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(642,313)
		2,745,300	532,852	(E)	(94)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(532,945)
		4,897,500	387,260		(69)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(392,923)
		1,942,200	226,670	(E)	(66)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(226,737)
		487,300	27,541		894	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.58% — Semiannually	28,672
		6,718,200	663,489		150,955	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(516,166)
		86,100	17,395	(E)	(3)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,398)
		66,300	12,453	(E)	(2)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	12,451
		31,819,900	2,655,689		(422)	2/18/30	3 month USD-LIBOR-BBA — Quarterly	1.57% — Semiannually	2,704,423
		760,300	20,579	(E)	(26)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,605)
		1,282,400	44,011	(E)	(18)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	43,993
		17,631,900	75,059		(66)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(79,975)
		38,133,100	134,534	(E)	(144)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(134,677)
		3,934,700	42,373	(E)	(134)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(42,507)
		332,300	4,481	(E)	(11)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,469
		323,200	24,609	(E)	(11)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,598
		226,500	26,498	(E)	(8)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	26,490
		2,515,900	37,897	(E)	(36)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	37,861
		371,700	3,086	(E)	(5)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(3,090)
		167,400	3,606	(E)	(3)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(3,608)
		1,995,900	18,728	(E)	(28)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,699
		1,640,100	143,353		(4,389)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	134,257
		12,278,900	60,596		(55,539)	8/10/25	3 month USD-LIBOR-BBA — Quarterly	0.439% — Semiannually	8,380
		6,070,100	36,730		31	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,903
		21,241,800	61,028		(3,390)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(87,977)
		13,511,000	44,478		2,596	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,739
		927,300	4,720		(13)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,349)
		5,935,300	12,856		7,398	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,215)
		206,700	3,379	(E)	(4)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(3,383)
		12,162,900	13,379		(98)	6/30/25	3 month USD-LIBOR-BBA — Quarterly	0.352% — Semiannually	24,029
		12,194,400	5,134		(99)	7/1/25	3 month USD-LIBOR-BBA — Quarterly	0.338% — Semiannually	6,111
		4,005,400	6,160		(32)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(5,979)
		1,848,600	8,513		(25)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(7,122)
		16,006,800	168,552		(212)	7/21/30	3 month USD-LIBOR-BBA — Quarterly	0.585% — Semiannually	(159,244)
		1,850,000	145,971		891	7/3/50	0.815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	145,175
		4,507,900	7,059		(43)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,832
		11,391,000	16,802	(E)	(63)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,738
		2,850,000	8,408		(23)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(8,373)
		1,925,600	6,428		13,069	9/30/30	0.739% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,613
		25,200	64	(E)	(1)	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	63
		19,109,000	11,083	(E)	12,023	12/16/22	0.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	940
		55,512,000	44,798	(E)	746	12/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	45,544
		3,643,300	1,009	(E)	(34)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	975
		6,339,000	17,667	(E)	(572)	12/16/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(18,239)
		350,900	93		(41)	9/11/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(46)
		9,309,600	531		(35)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	(656)
		5,283,000	56,364	(E)	(7,063)	12/16/50	3 month USD-LIBOR-BBA — Quarterly	1.08% — Semiannually	(63,428)
		782,500	1,047		(10)	9/30/30	3 month USD-LIBOR-BBA — Quarterly	0.6915% — Semiannually	(1,047)
		5,462,000	8,275		(72)	10/1/30	3 month USD-LIBOR-BBA — Quarterly	0.69% — Semiannually	(8,347)

	Total				$(150,118)				$(769,438)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$16,371	$16,265	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$131
25,645	25,540	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	292
Barclays Bank PLC
370,269	369,259	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(321)
56,060	55,907	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(49)
236,751	236,818	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	558
146,651	146,692	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	345
5,882,318	5,911,604	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	42,555
628,594	627,201	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	27
52,307	52,278	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	91
419,560	425,147	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(6,697)
6,965,545	7,004,828	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(58,327)
25,782	25,752	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	326
12,540	12,526	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	158
10,610	10,550	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(108)
26,945	26,839	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	250
53,390	53,230	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	539
5,247	5,231	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	53
Citibank, N.A.
815,531	819,591	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	5,900
465,914	468,234	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,371
Credit Suisse International
296,154	295,909	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,862
18,792	18,936	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	425
2,337	2,334	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(30)
90,276	90,914	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,065
30,584	30,386	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	246
19,826	19,966	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	454
48,273	47,961	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(388)
42,553	42,479	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(550)
54,364	54,057	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(553)
Goldman Sachs International
22,697	22,825	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(190)
60,543	60,884	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(507)
167,892	168,839	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,406)
240,965	242,324	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,018)
289,158	290,789	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,421)
446,909	449,429	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,742)
612,233	615,686	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(5,127)
58,983	58,652	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(502)
26,989	26,958	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(341)
19,687	19,826	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	450
1,318	1,310	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11
12,530	12,479	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	143
76,720	76,287	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(780)
156,882	156,264	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,457
109,282	108,852	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,015
66,134	65,873	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	614
7,275	7,247	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	68
73,067	72,848	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	738
66,669	66,469	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	673
64,602	64,408	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	652
51,433	51,278	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	519
34,414	34,311	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	347
JPMorgan Chase Bank N.A.
76,720	76,287	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(780)
JPMorgan Securities LLC
192,935	192,776	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,516)
8,996	8,986	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(114)
46,716	46,814	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	756

Upfront premium received		—	Unrealized appreciation			69,091

Upfront premium (paid)		—	Unrealized (depreciation)			(87,467)

	Total	$—			Total	$(18,376)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$3,281	$48,000	$16,032	5/11/63	300 bp — Monthly	$(12,727)
	CMBX NA BBB-.6 Index	BB+/P	6,388	106,000	35,404	5/11/63	300 bp — Monthly	(28,963)
	CMBX NA BBB-.6 Index	BB+/P	13,088	212,000	70,808	5/11/63	300 bp — Monthly	(57,614)
	CMBX NA BBB-.6 Index	BB+/P	12,483	219,000	73,146	5/11/63	300 bp — Monthly	(60,554)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	4,568	36,000	4,608	5/11/63	200 bp — Monthly	(41)
	CMBX NA A.6 Index	A/P	9,635	82,000	10,496	5/11/63	200 bp — Monthly	(834)
	CMBX NA A.6 Index	A/P	12,071	87,000	11,136	5/11/63	200 bp — Monthly	964
	CMBX NA A.6 Index	A/P	23,953	143,000	18,304	5/11/63	200 bp — Monthly	5,696
	CMBX NA A.6 Index	A/P	25,935	168,000	21,504	5/11/63	200 bp — Monthly	4,487
	CMBX NA A.6 Index	A/P	39,620	224,000	28,672	5/11/63	200 bp — Monthly	11,023
	CMBX NA A.6 Index	A/P	37,964	251,000	32,128	5/11/63	200 bp — Monthly	5,919
	CMBX NA A.6 Index	A/P	82,488	691,000	88,448	5/11/63	200 bp — Monthly	(5,730)
	CMBX NA A.6 Index	A/P	118,536	713,000	91,264	5/11/63	200 bp — Monthly	27,510
	CMBX NA BB.11 Index	BB-/P	87,010	154,000	55,317	11/18/54	500 bp — Monthly	31,822
	CMBX NA BB.6 Index	B+/P	20,083	140,000	70,448	5/11/63	500 bp — Monthly	(50,248)
	CMBX NA BB.7 Index	B+/P	35,060	687,000	302,211	1/17/47	500 bp — Monthly	(266,579)
	CMBX NA BBB-.6 Index	BB+/P	311,899	4,898,000	1,635,932	5/11/63	300 bp — Monthly	(1,321,584)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(4,854)	4,396,000	562,688	5/11/63	200 bp — Monthly	(566,077)
	CMBX NA A.7 Index	A-/P	275	7,000	755	1/17/47	200 bp — Monthly	(478)
	CMBX NA BB.7 Index	B+/P	16,586	124,000	54,548	1/17/47	500 bp — Monthly	(37,858)
	CMBX NA BBB-.6 Index	BB+/P	221	2,000	668	5/11/63	300 bp — Monthly	(446)
	CMBX NA BBB-.6 Index	BB+/P	3,315	30,000	10,020	5/11/63	300 bp — Monthly	(6,690)
	CMBX NA BBB-.6 Index	BB+/P	568,849	6,054,000	2,022,036	5/11/63	300 bp — Monthly	(1,450,160)
	CMBX NA BBB-.7 Index	BBB-/P	4,347	55,000	14,058	1/17/47	300 bp — Monthly	(9,683)
	CMBX NA BBB-.7 Index	BBB-/P	24,835	336,000	85,882	1/17/47	300 bp — Monthly	(60,878)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	4,038	34,000	4,352	5/11/63	200 bp — Monthly	(303)
	CMBX NA A.6 Index	A/P	3,294	59,000	7,552	5/11/63	200 bp — Monthly	(4,238)
	CMBX NA A.6 Index	A/P	2,956	60,000	7,680	5/11/63	200 bp — Monthly	(4,704)
	CMBX NA A.6 Index	A/P	14,541	99,000	12,672	5/11/63	200 bp — Monthly	1,902
	CMBX NA A.6 Index	A/P	5,821	115,000	14,720	5/11/63	200 bp — Monthly	(8,860)
	CMBX NA A.6 Index	A/P	14,790	136,000	17,408	5/11/63	200 bp — Monthly	(2,573)
	CMBX NA A.6 Index	A/P	9,260	141,000	18,048	5/11/63	200 bp — Monthly	(8,741)
	CMBX NA A.6 Index	A/P	4,580	146,000	18,688	5/11/63	200 bp — Monthly	(14,059)
	CMBX NA A.6 Index	A/P	19,646	169,000	21,632	5/11/63	200 bp — Monthly	(1,929)
	CMBX NA A.6 Index	A/P	28,855	199,000	25,472	5/11/63	200 bp — Monthly	3,449
	CMBX NA A.6 Index	A/P	(1,956)	206,000	26,368	5/11/63	200 bp — Monthly	(28,255)
	CMBX NA A.6 Index	A/P	6,398	210,000	26,880	5/11/63	200 bp — Monthly	(20,412)
	CMBX NA A.6 Index	A/P	10,621	215,000	27,520	5/11/63	200 bp — Monthly	(16,827)
	CMBX NA A.6 Index	A/P	15,762	306,000	39,168	5/11/63	200 bp — Monthly	(23,304)
	CMBX NA A.6 Index	A/P	12,866	416,000	53,248	5/11/63	200 bp — Monthly	(40,243)
	CMBX NA A.6 Index	A/P	31,436	621,000	79,488	5/11/63	200 bp — Monthly	(47,845)
	CMBX NA A.6 Index	A/P	37,833	727,000	93,056	5/11/63	200 bp — Monthly	(54,981)
	CMBX NA BBB-.6 Index	BB+/P	105	1,000	334	5/11/63	300 bp — Monthly	(228)
	CMBX NA BBB-.6 Index	BB+/P	571	9,000	3,006	5/11/63	300 bp — Monthly	(2,430)
	CMBX NA BBB-.6 Index	BB+/P	5,861	53,000	17,702	5/11/63	300 bp — Monthly	(11,815)
	CMBX NA BBB-.6 Index	BB+/P	3,993	55,000	18,370	5/11/63	300 bp — Monthly	(14,349)
	CMBX NA BBB-.6 Index	BB+/P	3,993	55,000	18,370	5/11/63	300 bp — Monthly	(14,349)
	CMBX NA BBB-.6 Index	BB+/P	5,063	60,000	20,040	5/11/63	300 bp — Monthly	(14,947)
	CMBX NA BBB-.6 Index	BB+/P	5,381	68,000	22,712	5/11/63	300 bp — Monthly	(17,297)
	CMBX NA BBB-.6 Index	BB+/P	7,595	90,000	30,060	5/11/63	300 bp — Monthly	(22,420)
	CMBX NA BBB-.6 Index	BB+/P	6,881	101,000	33,734	5/11/63	300 bp — Monthly	(26,803)
	CMBX NA BBB-.6 Index	BB+/P	14,813	104,000	34,736	5/11/63	300 bp — Monthly	(19,871)
	CMBX NA BBB-.6 Index	BB+/P	5,208	105,000	35,070	5/11/63	300 bp — Monthly	(29,809)
	CMBX NA BBB-.6 Index	BB+/P	5,119	105,000	35,070	5/11/63	300 bp — Monthly	(29,899)
	CMBX NA BBB-.6 Index	BB+/P	5,379	106,000	35,404	5/11/63	300 bp — Monthly	(29,972)
	CMBX NA BBB-.6 Index	BB+/P	11,693	108,000	36,072	5/11/63	300 bp — Monthly	(24,325)
	CMBX NA BBB-.6 Index	BB+/P	22,647	193,000	64,462	5/11/63	300 bp — Monthly	(41,719)
	CMBX NA BBB-.6 Index	BB+/P	10,113	206,000	68,804	5/11/63	300 bp — Monthly	(58,588)
	CMBX NA BBB-.6 Index	BB+/P	18,393	213,000	71,142	5/11/63	300 bp — Monthly	(52,643)
	CMBX NA BBB-.6 Index	BB+/P	23,812	216,000	72,144	5/11/63	300 bp — Monthly	(48,224)
	CMBX NA BBB-.6 Index	BB+/P	33,182	239,000	79,826	5/11/63	300 bp — Monthly	(46,525)
	CMBX NA BBB-.6 Index	BB+/P	20,522	273,000	91,182	5/11/63	300 bp — Monthly	(70,524)
	CMBX NA BBB-.6 Index	BB+/P	25,932	536,000	179,024	5/11/63	300 bp — Monthly	(152,824)
	CMBX NA BBB-.7 Index	BBB-/P	418	6,000	1,534	1/17/47	300 bp — Monthly	(1,112)
	CMBX NA BBB-.7 Index	BBB-/P	7,955	101,000	25,816	1/17/47	300 bp — Monthly	(17,810)
	CMBX NA BBB-.7 Index	BBB-/P	11,309	153,000	39,107	1/17/47	300 bp — Monthly	(27,721)
	CMBX NA BBB-.7 Index	BBB-/P	13,902	171,000	43,708	1/17/47	300 bp — Monthly	(29,720)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	2,200	20,000	2,560	5/11/63	200 bp — Monthly	(353)
	CMBX NA A.6 Index	A/P	17,640	126,000	16,128	5/11/63	200 bp — Monthly	1,554
	CMBX NA A.6 Index	A/P	897,940	6,906,000	883,968	5/11/63	200 bp — Monthly	16,274
	CMBX NA BB.10 Index	BB-/P	12,999	162,000	73,273	5/11/63	500 bp — Monthly	(60,139)
	CMBX NA BB.7 Index	B+/P	120,945	247,000	108,655	1/17/47	500 bp — Monthly	12,495
	CMBX NA BBB-.13 Index	BBB-/P	8,456	42,000	8,379	12/16/72	300 bp — Monthly	77
	CMBX NA BBB-.6 Index	BB+/P	2,619,647	8,194,000	2,736,796	5/11/63	300 bp — Monthly	(113,052)
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(782)	47,000	6,016	5/11/63	200 bp — Monthly	(6,782)
	CMBX NA BB.6 Index	B+/P	5,518	27,000	13,586	5/11/63	500 bp — Monthly	(8,046)
	CMBX NA BBB-.6 Index	BB+/P	8,238	108,000	36,072	5/11/63	300 bp — Monthly	(27,780)
	CMBX NA BBB-.6 Index	BB+/P	8,935	139,000	46,426	5/11/63	300 bp — Monthly	(37,422)
	CMBX NA BBB-.6 Index	BB+/P	12,757	141,000	47,094	5/11/63	300 bp — Monthly	(34,267)
	CMBX NA BBB-.6 Index	BB+/P	88,844	995,000	332,330	5/11/63	300 bp — Monthly	(242,988)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(84)	11,000	1,408	5/11/63	200 bp — Monthly	(1,489)
	CMBX NA A.6 Index	A/P	4,900	49,000	6,272	5/11/63	200 bp — Monthly	(1,356)
	CMBX NA A.6 Index	A/P	12,400	124,000	15,872	5/11/63	200 bp — Monthly	(3,431)
	CMBX NA A.6 Index	A/P	24,844	159,000	20,352	5/11/63	200 bp — Monthly	4,545
	CMBX NA A.7 Index	A-/P	(13)	13,000	1,403	1/17/47	200 bp — Monthly	(1,411)
	CMBX NA BBB-.13 Index	BBB-/P	12,390	61,000	12,170	12/16/72	300 bp — Monthly	231
	CMBX NA BBB-.13 Index	BBB-/P	149,126	757,000	151,022	12/16/72	300 bp — Monthly	(1,769)
	CMBX NA BBB-.6 Index	BB+/P	176,688	2,667,000	890,778	5/11/63	300 bp — Monthly	(712,756)

Upfront premium received			6,139,494		Unrealized appreciation			127,948

Upfront premium (paid)			(7,689)		Unrealized (depreciation)			(6,273,383)

	Total		$6,131,805				Total	$(6,145,435)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(148)	$20,000	$2,158	1/17/47	(200 bp) — Monthly	$2,003
	CMBX NA BB.10 Index	(7,932)	76,000	34,375	11/17/59	(500 bp) — Monthly	26,380
	CMBX NA BB.10 Index	(6,798)	62,000	28,043	11/17/59	(500 bp) — Monthly	21,193
	CMBX NA BB.11 Index	(17,980)	249,000	89,441	11/18/54	(500 bp) — Monthly	71,254
	CMBX NA BB.11 Index	(29,281)	226,000	81,179	11/18/54	(500 bp) — Monthly	51,710
	CMBX NA BB.11 Index	(7,352)	78,000	28,018	11/18/54	(500 bp) — Monthly	20,600
	CMBX NA BB.11 Index	(2,819)	41,000	14,727	11/18/54	(500 bp) — Monthly	11,874
	CMBX NA BB.11 Index	(934)	18,000	6,466	11/18/54	(500 bp) — Monthly	5,517
	CMBX NA BB.11 Index	(918)	18,000	6,466	11/18/54	(500 bp) — Monthly	5,532
	CMBX NA BB.12 Index	(429)	5,000	1,697	8/17/61	(500 bp) — Monthly	1,264
	CMBX NA BB.8 Index	(14,155)	114,000	57,171	10/17/57	(500 bp) — Monthly	42,921
	CMBX NA BB.9 Index	(44,075)	427,000	190,570	9/17/58	(500 bp) — Monthly	146,139
	CMBX NA BB.9 Index	(14,323)	222,000	99,079	9/17/58	(500 bp) — Monthly	84,570
	CMBX NA BB.9 Index	(11,291)	175,000	78,103	9/17/58	(500 bp) — Monthly	66,666
	CMBX NA BB.9 Index	(2,016)	50,000	22,315	9/17/58	(500 bp) — Monthly	20,258
	CMBX NA BB.9 Index	(1,196)	33,000	14,728	9/17/58	(500 bp) — Monthly	13,504
	CMBX NA BB.9 Index	(1,217)	31,000	13,835	9/17/58	(500 bp) — Monthly	12,593
	CMBX NA BBB-.10 Index	(15,256)	62,000	15,209	11/17/59	(300 bp) — Monthly	(48)
	CMBX NA BBB-.12 Index	(11,056)	49,000	11,579	8/17/61	(300 bp) — Monthly	498
	CMBX NA BBB-.12 Index	(8,971)	44,000	10,397	8/17/61	(300 bp) — Monthly	1,404
	CMBX NA BBB-.12 Index	(3,466)	17,000	4,017	8/17/61	(300 bp) — Monthly	542
	CMBX NA BBB-.10 Index	(92,952)	312,000	76,534	11/17/59	(300 bp) — Monthly	(16,575)
	CMBX NA BBB-.11 Index	(55,052)	172,000	38,924	11/18/54	(300 bp) — Monthly	(16,215)
	CMBX NA BBB-.11 Index	(51,174)	156,000	35,303	11/18/54	(300 bp) — Monthly	(15,949)
	CMBX NA BBB-.11 Index	(34,010)	104,000	23,535	11/18/54	(300 bp) — Monthly	(10,527)
	CMBX NA BBB-.11 Index	(28,528)	89,000	20,141	11/18/54	(300 bp) — Monthly	(8,431)
	CMBX NA BBB-.11 Index	(25,486)	78,000	17,651	11/18/54	(300 bp) — Monthly	(7,874)
	CMBX NA BBB-.11 Index	(10,303)	70,000	15,841	11/18/54	(300 bp) — Monthly	5,503
	CMBX NA BBB-.11 Index	(10,303)	70,000	15,841	11/18/54	(300 bp) — Monthly	5,503
	CMBX NA BBB-.11 Index	(7,901)	55,000	12,447	11/18/54	(300 bp) — Monthly	4,518
	CMBX NA BBB-.12 Index	(80,966)	237,000	56,003	8/17/61	(300 bp) — Monthly	(25,081)
	CMBX NA BBB-.12 Index	(65,605)	208,000	49,150	8/17/61	(300 bp) — Monthly	(16,558)
	CMBX NA BBB-.12 Index	(60,829)	175,000	41,353	8/17/61	(300 bp) — Monthly	(19,564)
	CMBX NA BBB-.12 Index	(51,458)	154,000	36,390	8/17/61	(300 bp) — Monthly	(15,145)
	CMBX NA BBB-.12 Index	(47,102)	134,000	31,664	8/17/61	(300 bp) — Monthly	(15,505)
	CMBX NA BBB-.12 Index	(47,224)	134,000	31,664	8/17/61	(300 bp) — Monthly	(15,626)
	CMBX NA BBB-.12 Index	(18,292)	108,000	25,520	8/17/61	(300 bp) — Monthly	7,174
	CMBX NA BBB-.12 Index	(29,727)	89,000	21,031	8/17/61	(300 bp) — Monthly	(8,741)
	CMBX NA BBB-.12 Index	(13,698)	72,000	17,014	8/17/61	(300 bp) — Monthly	3,279
	CMBX NA BBB-.9 Index	(20,347)	86,000	22,635	9/17/58	(300 bp) — Monthly	2,245
	Credit Suisse International
	CMBX NA BB.10 Index	(20,948)	157,000	71,011	11/17/59	(500 bp) — Monthly	49,933
	CMBX NA BB.10 Index	(18,670)	157,000	71,011	11/17/59	(500 bp) — Monthly	52,210
	CMBX NA BB.10 Index	(10,317)	83,000	37,541	11/17/59	(500 bp) — Monthly	27,155
	CMBX NA BB.7 Index	(76,651)	466,000	204,993	1/17/47	(500 bp) — Monthly	127,954
	CMBX NA BB.7 Index	(54,971)	298,000	131,090	1/17/47	(500 bp) — Monthly	75,871
	CMBX NA BB.9 Index	(48,820)	487,000	217,348	9/17/58	(500 bp) — Monthly	168,122
	Goldman Sachs International
	CMBX NA BB.7 Index	(20,581)	136,000	59,826	1/17/47	(500 bp) — Monthly	39,133
	CMBX NA BB.12 Index	(16,843)	46,000	15,612	8/17/61	(500 bp) — Monthly	(1,269)
	CMBX NA BB.7 Index	(108,429)	534,000	234,907	1/17/47	(500 bp) — Monthly	126,033
	CMBX NA BB.7 Index	(26,051)	159,000	69,944	1/17/47	(500 bp) — Monthly	43,760
	CMBX NA BB.7 Index	(5,072)	30,000	13,197	1/17/47	(500 bp) — Monthly	8,100
	CMBX NA BB.8 Index	(4,192)	37,000	18,556	10/17/57	(500 bp) — Monthly	14,333
	CMBX NA BB.9 Index	(9,161)	85,000	37,936	9/17/58	(500 bp) — Monthly	28,704
	CMBX NA BB.9 Index	(3,611)	30,000	13,389	9/17/58	(500 bp) — Monthly	9,753
	CMBX NA BB.9 Index	(3,570)	30,000	13,389	9/17/58	(500 bp) — Monthly	9,794
	CMBX NA BB.9 Index	(893)	23,000	10,265	9/17/58	(500 bp) — Monthly	9,352
	CMBX NA BB.9 Index	(2,296)	22,000	9,819	9/17/58	(500 bp) — Monthly	7,504
	CMBX NA BB.9 Index	(799)	5,000	2,232	9/17/58	(500 bp) — Monthly	1,429
	CMBX NA BBB-.11 Index	(5,450)	35,000	7,921	11/18/54	(300 bp) — Monthly	2,453
	CMBX NA BBB-.12 Index	(44,579)	132,000	31,192	8/17/61	(300 bp) — Monthly	(13,453)
	CMBX NA BBB-.6 Index	(13,558)	271,000	90,514	5/11/63	(300 bp) — Monthly	76,821
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(400,313)	734,000	263,653	11/18/54	(500 bp) — Monthly	(137,272)
	CMBX NA BB.11 Index	(85,971)	167,000	84,034	5/11/63	(500 bp) — Monthly	(2,076)
	CMBX NA BB.12 Index	(101,605)	185,000	62,789	8/17/61	(500 bp) — Monthly	(38,970)
	CMBX NA BBB-.12 Index	(8,360)	41,000	9,688	8/17/61	(300 bp) — Monthly	1,308
	CMBX NA BBB-.10 Index	(35,495)	126,000	30,908	11/17/59	(300 bp) — Monthly	(4,651)
	CMBX NA BBB-.10 Index	(30,388)	102,000	25,021	11/17/59	(300 bp) — Monthly	(5,419)
	CMBX NA BBB-.11 Index	(39,107)	194,000	43,902	11/18/54	(300 bp) — Monthly	4,698
	CMBX NA BBB-.11 Index	(49,970)	155,000	35,077	11/18/54	(300 bp) — Monthly	(14,971)
	CMBX NA BBB-.11 Index	(48,717)	155,000	35,077	11/18/54	(300 bp) — Monthly	(13,718)
	CMBX NA BBB-.11 Index	(24,201)	77,000	17,425	11/18/54	(300 bp) — Monthly	(6,815)
	CMBX NA BBB-.11 Index	(24,167)	77,000	17,425	11/18/54	(300 bp) — Monthly	(6,781)
	CMBX NA BBB-.12 Index	(32,185)	97,000	22,921	8/17/61	(300 bp) — Monthly	(9,312)
	CMBX NA BBB-.12 Index	(17,811)	51,000	12,051	8/17/61	(300 bp) — Monthly	(5,785)
	CMBX NA BBB-.7 Index	(81,697)	348,000	88,949	1/17/47	(300 bp) — Monthly	7,077
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	68,297	11/17/59	(500 bp) — Monthly	59,580
	CMBX NA BB.11 Index	(150,248)	304,000	109,197	11/18/54	(500 bp) — Monthly	(41,304)
	CMBX NA BB.7 Index	(20,471)	118,000	51,908	1/17/47	(500 bp) — Monthly	31,339
	CMBX NA BB.9 Index	(15,583)	400,000	178,520	9/17/58	(500 bp) — Monthly	162,604
	CMBX NA BBB-.10 Index	(16,900)	78,000	19,133	11/17/59	(300 bp) — Monthly	2,194
	CMBX NA BBB-.7 Index	(11,964)	146,000	37,318	1/17/47	(300 bp) — Monthly	25,280
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(22,314)	219,000	55,976	1/17/47	(300 bp) — Monthly	33,553
	CMBX NA BB.10 Index	(7,971)	76,000	34,375	11/17/59	(500 bp) — Monthly	26,341
	CMBX NA BB.11 Index	(16,204)	165,000	59,268	11/18/54	(500 bp) — Monthly	42,926
	CMBX NA BB.11 Index	(3,240)	34,000	12,213	11/18/54	(500 bp) — Monthly	8,945
	CMBX NA BB.12 Index	(5,505)	77,000	26,134	8/17/61	(500 bp) — Monthly	20,564
	CMBX NA BB.12 Index	(36,600)	61,000	20,703	8/17/61	(500 bp) — Monthly	(15,947)
	CMBX NA BB.12 Index	(3,359)	46,000	15,612	8/17/61	(500 bp) — Monthly	12,215
	CMBX NA BB.12 Index	(2,399)	34,000	11,540	8/17/61	(500 bp) — Monthly	9,113
	CMBX NA BB.12 Index	(2,124)	26,000	8,824	9/17/58	(500 bp) — Monthly	6,679
	CMBX NA BB.9 Index	(4,982)	81,000	36,150	9/17/58	(500 bp) — Monthly	31,101
	CMBX NA BB.9 Index	(6,418)	73,000	32,580	9/17/58	(500 bp) — Monthly	26,101
	CMBX NA BB.9 Index	(7,275)	60,000	26,778	9/17/58	(500 bp) — Monthly	19,453
	CMBX NA BB.9 Index	(3,648)	60,000	26,778	9/17/58	(500 bp) — Monthly	23,080
	CMBX NA BB.9 Index	(2,554)	34,000	15,174	9/17/58	(500 bp) — Monthly	12,591
	CMBX NA BB.9 Index	(3,638)	30,000	13,389	9/17/58	(500 bp) — Monthly	9,727
	CMBX NA BB.9 Index	(977)	25,000	11,158	9/17/58	(500 bp) — Monthly	10,159
	CMBX NA BB.9 Index	(942)	19,000	8,480	9/17/58	(500 bp) — Monthly	7,522
	CMBX NA BB.9 Index	(431)	7,000	3,124	9/17/58	(500 bp) — Monthly	2,687
	CMBX NA BB.9 Index	(201)	5,000	2,232	9/17/58	(500 bp) — Monthly	2,026
	CMBX NA BBB-.12 Index	(21,586)	95,000	22,449	8/17/61	(300 bp) — Monthly	815
	CMBX NA BBB-.12 Index	(13,250)	64,000	15,123	8/17/61	(300 bp) — Monthly	1,841
	CMBX NA BBB-.12 Index	(6,678)	32,000	7,562	8/17/61	(300 bp) — Monthly	868
	CMBX NA BBB-.12 Index	(6,678)	32,000	7,562	8/17/61	(300 bp) — Monthly	868
	CMBX NA BBB-.11 Index	(52,812)	165,000	37,340	11/18/54	(300 bp) — Monthly	(15,555)
	CMBX NA BBB-.11 Index	(52,812)	165,000	37,340	11/18/54	(300 bp) — Monthly	(15,555)
	CMBX NA BBB-.11 Index	(49,057)	155,000	35,077	11/18/54	(300 bp) — Monthly	(14,058)
	CMBX NA BBB-.11 Index	(47,696)	151,000	34,171	11/18/54	(300 bp) — Monthly	(13,601)
	CMBX NA BBB-.11 Index	(14,323)	91,000	20,593	11/18/54	(300 bp) — Monthly	6,225
	CMBX NA BBB-.11 Index	(24,032)	77,000	17,425	11/18/54	(300 bp) — Monthly	(6,645)
	CMBX NA BBB-.12 Index	(25,590)	77,000	18,195	8/17/61	(300 bp) — Monthly	(7,433)
	CMBX NA BBB-.12 Index	(13,181)	64,000	15,123	8/17/61	(300 bp) — Monthly	1,911
	CMBX NA BBB-.12 Index	(9,599)	51,000	12,051	8/17/61	(300 bp) — Monthly	2,427
	CMBX NA BBB-.12 Index	(5,564)	18,000	4,253	8/17/61	(300 bp) — Monthly	(1,320)

	Upfront premium received	—				Unrealized appreciation	2,126,876

	Upfront premium (paid)	(3,125,417)			Unrealized (depreciation)		(583,749)

	Total	$(3,125,417)				Total	$1,543,127
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $244,490,290.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
Short-term investments
	Putnam Short Term Investment Fund*	$60,131,306	$51,933,258	$89,000,728	$342,569	$23,063,836

	Total Short-term investments	$60,131,306	$51,933,258	$89,000,728	$342,569	$23,063,836
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $964,907.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $11,496,024.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,555,770.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $167,122,527 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $11,370,945 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $11,496,024 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,694,586	$—
Corporate bonds and notes	—	78,434,903	—
Mortgage-backed securities	—	105,250,124	—
Purchased options outstanding	—	183,800	—
Purchased swap options outstanding	—	7,570,640	—
U.S. government and agency mortgage obligations	—	202,163,919	—
Short-term investments	25,950,836	14,598,495	—

Totals by level	$25,950,836	$413,896,467	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(33,348)	$—	$—
Written options outstanding	—	(153,163)	—
Written swap options outstanding	—	(9,508,430)	—
Forward premium swap option contracts	—	771,774	—
TBA sale commitments	—	(77,125,000)	—
Interest rate swap contracts	—	(619,320)	—
Total return swap contracts	—	(18,376)	—
Credit default contracts	—	(7,608,696)	—

Totals by level	$(33,348)	$(94,261,211)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$66,300,000
Purchased swap option contracts (contract amount)	$510,400,000
Written TBA commitment option contracts (contract amount)	$67,800,000
Written swap option contracts (contract amount)	$363,800,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$522,100,000
OTC total return swap contracts (notional)	$21,300,000
OTC credit default contracts (notional)	$61,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com